RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Nov. 30, 2016 shares	Feb. 29, 2016 USD ($) shares	Oct. 31, 2015	Jun. 30, 2015 shares	Mar. 31, 2016	Jun. 30, 2015 shares	Dec. 31, 2019 USD ($) carrier vessel tanker Rate	Dec. 31, 2018 USD ($) vessel Note	Dec. 31, 2017 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019 tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2019 Rate	Sep. 30, 2018 Rate	Feb. 13, 2018 Rate	Jun. 05, 2015 vessel
Related Party Transaction [Line Items]
Term of lease or charter					15 years				7 years
Time charter rate for VLCCs from July 1 2015 onwards											$ 20,000
Time charter rate for Suezmax tankers from July 1 2015 onwards											15,000
Number of shares received (in shares) | shares								55,000,000
Number of Capesize drybulk carriers owned | carrier									8
Number of VLCC crude tankers under construction | tanker									2
Number of very large crude oil carriers owned									3				3
Profit sharing percent of earnings from Frontline from July 1 2015 onwards									50.00%
Profit share									$ 5,615,000	$ 1,779,000	5,753,000
Due from related parties										41,771,000				$ 22,399,000
Management fee, percentage									1.25%
Due to related parties										$ 1,349,000				3,980,000
Frontline Charterers
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases | vessel										3		3						17
Due from related parties										$ 1,225,000				2,948,000
Due from related parties										1,200,000
Due to related parties										1,125,000				3,884,000
Frontline reverse stock split
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares						11,000,000
Frontline Ltd
Related Party Transaction [Line Items]
Dividend income									$ 300,000	0.0	3,300,000
Due from related parties										$ 8,430,000				6,708,000
Management/operating fee per day									$ 9,000
Golden Ocean
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases | vessel												7
Number of Capesize drybulk carriers owned | carrier									8
Finance lease per vessel									$ 2,500,000
Charterhire per day									$ 1,535
Number of vessels leased to related parties classified as operating leases | vessel										8		8
Profit sharing percentage of earnings from Frontline for use of fleet									33.00%
Profit share									$ 800,000	$ 200,000	200,000
Number of container vessels operating on time charter, subcontracted to related party | vessel									14
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier									14
Due to related parties										91,000				0
Management service fees									$ 894,000	793,000	738,000
Frontline Shipping
Related Party Transaction [Line Items]
Capitalized costs									$ 4,200,000
Percentage share of joint costs | Rate									50.00%
Compensation received on termination of charters, notes receivable		$ 4,400,000
Stated interest rate | Rate																	7.50%
Interest income received										500,000	0.0			700,000
Frontline Shipping and Frontline Shipping II
Related Party Transaction [Line Items]
Profit share income from July 1 2015 onwards									$ 4,800,000	1,500,000	5,600,000
Frontline
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable	$ 3,400,000									10,100,000
Stated interest rate | Rate															7.50%	7.50%
Interest income received										$ 300,000	0.0			900,000
Number of loan notes | Note										3
Deep Sea
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases | vessel										1		1
Compensation received on termination of charters, notes receivable				$ 11,600,000
Interest Income, Related Party											400,000
Stated interest rate				7.25%
Notes Compensation Received on Termination of Charters, Face Value				$ 14,600,000
Number of vessels leased to related parties classified as operating leases | vessel										4		4
SFL Linus
Related Party Transaction [Line Items]
Due from related parties										$ 21,700,000				7,400,000
SFL Deepwater
Related Party Transaction [Line Items]
Due from related parties										0.0				1,200,000
SFL Hercules
Related Party Transaction [Line Items]
Due from related parties										10,100,000				3,400,000
Frontline Management
Related Party Transaction [Line Items]
Number of container vessels operating on time charter, subcontracted to related party | vessel									14
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier									14
Number of car carriers operating on time charter, subcontracted to related party | carrier									2
Due to related parties										125,000				47,000
Frontline Management and Frontline Management AS
Related Party Transaction [Line Items]
Due to related parties										100,000				50,000.00
Seadrill
Related Party Transaction [Line Items]
Due from related parties										$ 223,000				$ 51,000
Management service fees											400,000
Sale of offshore support vessel Sea Bear
Related Party Transaction [Line Items]
Term of lease or charter							6 years
Sale of oil tanker- Front Century
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter											4,100,000
Sale of oil tanker- Front Brabant
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter											3,600,000
Sale of oil tanker- Front Ardenne
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter											6,500,000
Sale of VLCC Front Vanguard
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter											$ 4,800,000
Golden Ocean | Golden Ocean Management
Related Party Transaction [Line Items]
Management/operating fee per day									$ 7,000
Vessels Leased to Frontline Charterers | Frontline Management
Related Party Transaction [Line Items]
Management/operating fee per day									$ 9,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares			12,000,000
Reverse stock split | shares				0.20
Front Circassia
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter		$ 8,900,000